Investments (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Notes to Financial Statements
Purchased financial products	¥ 40,000
Private equity funds investments	¥ 1,499	¥ 172	¥ 5,144